Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade and other receivables [text block]
	At 31 December
(in USD million)	2020	2019

Trade receivables from contracts with customers	5,729	5,624
Other current receivables	1,275	1,189
Joint venture receivables	340	429
Receivables from equity accounted associated companies and other related parties	74	132

Total financial trade and other receivables	7,418	7,374
Non-financial trade and other receivables	814	859

Trade and other receivables	8,232	8,233